Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net income	$ 351,985	$ 401,619	$ 517,423
Other comprehensive income before reclassifications
Pension adjustments, net of taxes	0	0	20
Amounts reclassified from accumulated other comprehensive loss
Other Comprehensive (Income) Loss, Defined Benefit Plan, Reclassification Adjustment from AOCI, after Tax	0	0	1,952
Other comprehensive income	0	0	1,972
Comprehensive income	351,985	401,619	519,395
Comprehensive income attributable to non-controlling interests	(253,874)	(267,849)	(366,782)
Comprehensive income attributable to shareholders of Teekay Corporation	$ 98,111	$ 133,770	$ 152,613